Investment Securities (Amortized Cost And Fair Value Of Securities Available-For-Sale) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 2,033.6	$ 1,130.5
Gross Unrealized Gains	0.5	0.2
Gross Unrealized Losses	(12.0)	(0.2)
Fair Value	2,022.1	1,130.5
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	148.4
Gross Unrealized Gains
Gross Unrealized Losses	(0.9)
Fair Value	147.5
Non-Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	573.9
Gross Unrealized Gains	0.4
Gross Unrealized Losses	(7.2)
Fair Value	567.1
U.S. Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		200.0
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value		200.0
U.S. Government Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	996.8	904.2
Gross Unrealized Gains
Gross Unrealized Losses	(3.7)
Fair Value	993.1	904.2
Foreign Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	300.1	12.3
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	300.1	12.3
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,019.2	1,116.5
Gross Unrealized Gains	0.4
Gross Unrealized Losses	(11.8)
Fair Value	2,007.8	1,116.5
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	14.4	14.0
Gross Unrealized Gains	0.1	0.2
Gross Unrealized Losses	(0.2)	(0.2)
Fair Value	$ 14.3	$ 14.0